Segment Information - Summary of Segment Informations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 18,757	$ 13,682	$ 9,690
Revenues from intersegment sales			0
Revenues	18,757	13,682	9,690
Operating profit / (loss)	2,482	699	(804)
Income from equity interests in associates and joint ventures	446	287	188
Net financial results	128	(271)	(221)
Net profit / (loss) before income tax	3,056	715	(837)
Income tax	(822)	(699)	(184)
Net profit/ (loss)	2,234	16	(1,021)
Acquisition of property, plant and equipment	4,459	2,666	1,325
Acquisitions of right-of-use assets	306	284	149
Assets	25,912	23,290	22,882
Depreciation of property, plant and equipment	2,551	2,816	2,460
Amortization of intangible assets	43	51	48
Depreciation of right-of-use assets	214	201	254
Impairment / (Recovery) of property, plant and equipment and intangible assets, net	123	115	53
Operating segments [member] | Upstream [member]
Disclosure of operating segments [line items]
Revenues	51	49	33
Revenues from intersegment sales	7,134	5,820	4,222
Revenues	7,185	5,869	4,255
Operating profit / (loss)	1,306	66	(444)
Acquisition of property, plant and equipment	3,378	2,162	886
Acquisitions of right-of-use assets	204	172	148
Assets	11,317	10,481	10,876
Depreciation of property, plant and equipment	1,935	2,249	1,854
Amortization of intangible assets			1
Depreciation of right-of-use assets	140	129	129
Impairment / (Recovery) of property, plant and equipment and intangible assets, net	123	115	45
Operating segments [member] | Downstream [member]
Disclosure of operating segments [line items]
Revenues	16,016	11,220	7,814
Revenues from intersegment sales	109	64	48
Revenues	16,125	11,284	7,862
Operating profit / (loss)	1,523	945	89
Income from equity interests in associates and joint ventures	256	153	57
Acquisition of property, plant and equipment	837	406	319
Acquisitions of right-of-use assets	102	105	1
Assets	9,980	8,597	7,694
Depreciation of property, plant and equipment	477	456	484
Amortization of intangible assets	29	39	39
Depreciation of right-of-use assets	59	61	90
Operating segments [member] | Gas and power segment [member]
Disclosure of operating segments [line items]
Revenues	2,304	2,069	1,656
Revenues from intersegment sales	391	161	116
Revenues	2,695	2,230	1,772
Operating profit / (loss)	90	10	(272)
Income from equity interests in associates and joint ventures	195	134	131
Acquisition of property, plant and equipment	78	27	58
Acquisitions of right-of-use assets		7
Assets	2,765	2,570	2,490
Depreciation of property, plant and equipment	48	28	23
Amortization of intangible assets	12	8	3
Depreciation of right-of-use assets	20	17	40
Impairment / (Recovery) of property, plant and equipment and intangible assets, net			7
Operating segments [member] | Central Administration and Others [member]
Disclosure of operating segments [line items]
Revenues	386	344	187
Revenues from intersegment sales	779	484	368
Revenues	1,165	828	555
Operating profit / (loss)	(401)	(184)	(290)
Income from equity interests in associates and joint ventures	(5)
Acquisition of property, plant and equipment	166	71	62
Assets	2,018	1,775	1,818
Depreciation of property, plant and equipment	91	83	99
Amortization of intangible assets	2	4	5
Impairment / (Recovery) of property, plant and equipment and intangible assets, net			1
Consolidation Adjustments [member]
Disclosure of operating segments [line items]
Revenues from intersegment sales	(8,413)	(6,529)	(4,754)
Revenues	(8,413)	(6,529)	(4,754)
Operating profit / (loss)	(36)	(138)	113
Assets	(168)	(133)	4
Depreciation of right-of-use assets	$ (5)	$ (6)	$ (5)